Investment Securities -- FV & Unrealized Losses on AFS Investment Securities (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Fair Value
Less Than 12 Months	$ 538,000,000		$ 1,277,000,000
12 Months or Longer	20,000,000		20,000,000
Total	558,000,000		1,297,000,000
Unrealized Losses
Less Than 12 Months	(14,000,000)		(26,000,000)
12 Months or Longer	(1,000,000)		(1,000,000)
Total	(15,000,000)		(27,000,000)
Minimum disclosure of Unrealized losses on certain available-for-sale securities, less than	1,000,000	$ 1,000,000
Bonds:
Fair Value
Less Than 12 Months	521,000,000		1,258,000,000
12 Months or Longer	14,000,000		14,000,000
Total	535,000,000		1,272,000,000
Unrealized Losses
Less Than 12 Months	(13,000,000)		(26,000,000)
12 Months or Longer	0		0
Total	(13,000,000)		(26,000,000)
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	43,000,000		102,000,000
12 Months or Longer	0
Total	43,000,000		102,000,000
Unrealized Losses
Less Than 12 Months	0		(1,000,000)
12 Months or Longer	0		0
Total	0		(1,000,000)
Obligations of states, municipalities, and political subdivisions
Fair Value
Less Than 12 Months	25,000,000		69,000,000
12 Months or Longer	3,000,000		2,000,000
Total	28,000,000		71,000,000
Unrealized Losses
Less Than 12 Months	0		(1,000,000)
12 Months or Longer	0		0
Total	0		(1,000,000)
Non-U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	24,000,000		19,000,000
Total	24,000,000		19,000,000
Unrealized Losses
Less Than 12 Months	0		(1,000,000)
Total	0		(1,000,000)
Corporate debt
Fair Value
Less Than 12 Months	330,000,000		786,000,000
12 Months or Longer	6,000,000		7,000,000
Total	336,000,000		793,000,000
Unrealized Losses
Less Than 12 Months	(12,000,000)		(22,000,000)
12 Months or Longer	0		0
Total	(12,000,000)		(22,000,000)
Residential mortgage-backed securities (“RMBS”)
Fair Value
Less Than 12 Months	23,000,000		107,000,000
12 Months or Longer	0		0
Total	23,000,000		107,000,000
Unrealized Losses
Less Than 12 Months	(1,000,000)		0
12 Months or Longer	0		0
Total	(1,000,000)		0
Commercial mortgage-backed securities (“CMBS”)
Fair Value
Less Than 12 Months	48,000,000		104,000,000
12 Months or Longer	5,000,000		5,000,000
Total	53,000,000		109,000,000
Unrealized Losses
Less Than 12 Months	0		(1,000,000)
12 Months or Longer	0		0
Total	0		(1,000,000)
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Fair Value
Less Than 12 Months	28,000,000		71,000,000
12 Months or Longer	0		0
Total	28,000,000		71,000,000
Unrealized Losses
Less Than 12 Months	0		0
12 Months or Longer	0		0
Total	0		0
Preferred stock
Fair Value
Less Than 12 Months	6,000,000		2,000,000
12 Months or Longer	6,000,000		6,000,000
Total	12,000,000		8,000,000
Unrealized Losses
Less Than 12 Months	0		0
12 Months or Longer	(1,000,000)		(1,000,000)
Total	(1,000,000)		(1,000,000)
Common Stock
Fair Value
Less Than 12 Months	10,000,000		16,000,000
Total	10,000,000		16,000,000
Unrealized Losses
Less Than 12 Months	(1,000,000)		0
Total	(1,000,000)		0
Other Long-term Investments
Fair Value
Less Than 12 Months	1,000,000		1,000,000
12 Months or Longer	0		0
Total	1,000,000		1,000,000
Unrealized Losses
Less Than 12 Months	0		0
12 Months or Longer	0		0
Total	$ 0		$ 0